UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-852
FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(ZIP code)
J. Richard Atwood, Treasurer, FPA Paramount Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

ITEM 1. Schedule of Investments.

FPA Paramount Fund, Inc.

Portfolio of Investments

December 31, 2004 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

HEALTH CARE — 12.4%
Bio-Rad Laboratories, Inc.*	95,400	$5,473,098
Health Management Associates, Inc.	252,500	5,736,800
Invitrogen Corporation*	67,500	4,531,275
Landauer, Inc.	4,500	205,650
Lincare Holdings, Inc.*	192,500	8,210,125
Renal Care Group, Inc.	215,000	7,737,850
		$31,894,798
PRODUCER DURABLE GOODS — 12.3%
Cognex Corporation	280,000	$7,812,000
Crane Co.	192,500	5,551,700
Graco Inc.	121,500	4,538,025
IDEX Corporation	105,750	4,282,875
Oshkosh Truck Corporation	75,000	5,128,500
Zebra Technologies Corporation (Class A)*	78,000	4,389,840
		$31,702,940
ENERGY — 9.4%
Cal Dive International, Inc.*	232,500	$9,474,375
Noble Corporation*	195,000	9,699,300
Tidewater Inc.	142,500	5,074,425
		$24,248,100
BUSINESS SERVICES & SUPPLIES — 7.0%
Charles River Laboratories International, Inc.*	137,500	$6,326,375
HNI Corporation	92,500	3,982,125
Manpower Inc.	72,500	3,501,750
Office Depot, Inc.*	240,000	4,166,400
		$17,976,650
RETAILING — 6.5%
CarMax, Inc.*	277,496	$8,616,251
O’Reilly Automotive, Inc.*	180,000	8,109,000
		$16,725,251
TECHNOLOGY — 6.3%
Diebold, Incorporated	25,000	$1,393,250
Plantronics, Inc.	158,600	6,577,142
SanDisk Corporation*	330,000	8,240,100
		$16,210,492
INSURANCE — 4.1%
Brown & Brown, Inc.	90,000	$3,919,500
Gallagher & Co., Arthur J.	200,000	6,500,000
		$10,419,500
ENTERTAINMENT — 3.3%
CEC Entertainment, Inc.*	85,000	$3,397,450
Carnival Corporation	90,000	5,186,700
		$8,584,150
BANKING — 3.3%
North Fork Bancorporation	295,000	$8,510,750
MATERIALS — 3.0%
Engelhard Corporation	252,500	$7,744,175
DISTRIBUTION — 2.9%
ScanSource Inc.*	117,500	$7,303,800
TRANSPORATION — 0.8%
Heartland Express, Inc.	71,500	$1,606,605
Knight Transporation, Inc.	15,750	390,600
		$1,997,205

TOTAL COMMON STOCKS — 71.3% (Cost$126,927,017)		$183,317,811

SHORT-TERM INVESTMENTS — 28.2% (Cost $72,547,337)
Short-term Corporation Notes:
Federal National Mortgage Association Discount Note — 2.16% 01/03/05	$9,139,000	$9,137,903
AIG Funding, Inc. — 2.21% 01/05/05	11,171,000	11,168,257
Toyota Moto Credit Corporation — 2.25% 01/07/05	11,530,000	11,525,676
ChevronTexaco Funding Corporation — 2.25% 01/11/05	11,554,000	11,546,779
American General Finance Corporation — 2.30% 01/13/05	8,151,000	8,144,751
International Lease Finance Corporation — 2.29% 01/19/05	11,000,000	10,987,405
Shell Finance (UK) PLC — 2.20% 01/31/05	10,055,000	10,036,566
TOTAL SHORT-TERM INVESTMENTS		$72,547,337

TOTAL INVESTMENTS — 99.5% (Cost $199,474,354) (A)		$255,865,147
Other assets and liabilities, net — 0.5%		1,326,520

TOTAL NET ASSETS — 100%		$257,191,667

*Non-income producing security

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$56,390,794
Gross unrealized depreciation:	—
Net unrealized appreciation:	$56,390,794

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President

Date:	February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:	February 25, 2005